Net Income per Share	12 Months Ended
Dec. 31, 2015
Net Income per Share

3. Net Income per Share

The following table sets forth the computation of basic and diluted net income per share attributable to ordinary shareholders:

	Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Net income attributable to ordinary shareholders—basic	315,927,738	446,552,851	535,824,084	82,716,985
Plus: interest expense for convertible notes	—	—	16,050,359	2,477,748
Net income attributable to ordinary shareholders—diluted	315,927,738	446,552,851	551,874,443	85,194,733
Weighted average number of ordinary shares outstanding—basic	27,480,150	27,873,501	28,085,521	28,085,521
Plus: share options	229,339	178,203	207,354	207,354
Plus: non-vested restricted shares	298,897	176,119	278,027	278,027
Plus: shares outstanding for convertible notes	—	—	1,575,074	1,575,074
Weighted average number of ordinary shares outstanding—diluted	28,008,386	28,227,823	30,145,976	30,145,976
Basic net income per share	11.50	16.02	19.08	2.95
Diluted net income per share	11.28	15.82	18.31	2.83

Diluted net income per share does not include the following instruments as their inclusion would be antidilutive:

	Years Ended December 31,
	2013	2014	2015
Share options	20,000	304,045	343,750
Non-vested restricted shares	2,994	—	—
Total	22,994	304,045	343,750